Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 13,244	$ 14,728
Identifiable intangible assets, accumulated amortization	$ 32,866	$ 32,772
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	33,985,316	33,337,297
Treasury stock	17,187,540	16,446,572